Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income.
Schedule of other income

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Other income	2,981,959	174,713	68,929
Waiver of creditor balances (Note 15)	—	86,911	18,765,248
	2,981,959	261,624	18,834,177